CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Ordinary Shares USD ($)	Dec. 31, 2011 Ordinary Shares CNY	Dec. 31, 2010 Ordinary Shares USD ($)	Dec. 31, 2010 Ordinary Shares CNY	Dec. 31, 2009 Ordinary Shares USD ($)	Dec. 31, 2009 Ordinary Shares CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2009 Additional Paid-in Capital CNY	Dec. 31, 2011 Accumulated Other Comprehensive Losses CNY	Dec. 31, 2010 Accumulated Other Comprehensive Losses CNY	Dec. 31, 2009 Accumulated Other Comprehensive Losses CNY	Dec. 31, 2011 Retained Earnings (Accumulated Deficit) CNY	Dec. 31, 2010 Retained Earnings (Accumulated Deficit) CNY	Dec. 31, 2009 Retained Earnings (Accumulated Deficit) CNY	Dec. 31, 2011 Treasury Stock CNY	Dec. 31, 2010 Treasury Stock CNY	Dec. 31, 2009 Treasury Stock CNY	Dec. 31, 2011 Total CNY	Dec. 31, 2010 Total CNY	Dec. 31, 2009 Total CNY	Dec. 31, 2011 Non- Controlling Interests CNY	Dec. 31, 2010 Non- Controlling Interests CNY	Dec. 31, 2009 Non- Controlling Interests CNY
Foreign currency exchange translation adjustment, tax
Release of ordinary shares placed in escrow in connection with acquisition of subsidiary, shares	6,000,000					6,000,000	6,000,000